Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUE	$ 6,186,645	$ 7,223,220	$ 10,692,613
COST OF REVENUE
Cost of revenue	3,582,702	4,199,739	4,971,492
Business and sales related tax	27,048	32,514	34,218
GROSS PROFIT	2,576,895	2,990,967	5,686,903
OPERATING EXPENSES
Selling expenses	852,569	1,066,649	1,129,146
General and administrative expenses	2,116,788	2,164,840	2,545,789
Total operating expenses	2,969,357	3,231,489	3,674,935
INCOME FROM OPERATIONS	(392,462)	(240,522)	2,011,968
OTHER INCOME (EXPENSES)
Interest income	169,636	155,360	139,345
Loss from long-term investment	(7,206)		(43,785)
Other income (expenses)	(42,712)	(160,808)	(4,556)
Total other income (expenses), net	119,718	(5,448)	91,004
INCOME BEFORE INCOME TAX PROVISION	(272,744)	(245,970)	2,102,972
PROVISION FOR INCOME TAX	100,104	130,890	430,529
NET (LOSS) INCOME	(372,848)	(376,860)	1,672,443
Less: net (loss) income attributable to non-controlling interest	92,451	(321,572)	766,551
NET (LOSS) INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	(465,299)	(55,288)	905,892
COMPREHENSIVE (LOSS) INCOME
Net (loss) income	(372,848)	(376,860)	1,672,443
Other comprehensive (loss) income: foreign currency translation	(31,715)	(493,887)	(752,987)
Total comprehensive (loss) income	(404,563)	(870,747)	919,456
Less: Comprehensive income (loss) attributable to non-controlling interest	(43,989)	2,370	(1,786)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	$ (360,574)	$ (873,117)	$ 921,242
(Loss) earnings per Ordinary share - basic and diluted
Ordinary shares, basic (in Dollars per share)	$ (0.11)	$ (0.01)	$ 0.2
Ordinary shares, diluted (in Dollars per share)	$ (0.11)	$ (0.01)	$ 0.2
Weighted average shares outstanding - basic and diluted
Ordinary shares, basic (in Shares)	4,084,422	4,429,195	4,440,085
Ordinary shares, diluted (in Shares)	4,084,422	4,429,195	4,440,085
Class A
(Loss) earnings per Ordinary share - basic and diluted
Ordinary shares, basic (in Dollars per share)	$ (0.11)
Ordinary shares, diluted (in Dollars per share)	$ (0.11)
Weighted average shares outstanding - basic and diluted
Ordinary shares, basic (in Shares)	326,137
Ordinary shares, diluted (in Shares)	326,137